Segment Reporting - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Statistics [Line Items]
Number of primary operating segments	3
Private Education Loans, net	$ 36,934,000,000	$ 36,290,000,000
Total assets of Sallie Mae Bank	9,100,000,000
Total deposits of Sallie Mae Bank	7,800,000,000
Total Private Education Loans of SLM Bank	5,500,000,000
Intercompany loan servicing revenue on FFELP Loans	670,000,000	739,000,000
College Savings Rewards on which Company Earns Transaction Fees	730,000,000
Span of ED Servicing Contract	5 years
Total assets	181,260,000,000	193,345,000,000
FFELP Loans	125,612,000,000	138,130,000,000
FFELP loan portfolio amortization period	20 years
Minimum [Member]
Operating Statistics [Line Items]
Share of allocated accounts of ED collection contract	6.00%
Maximum [Member]
Operating Statistics [Line Items]
Share of allocated accounts of ED collection contract	8.00%
Business Services [Member]
Operating Statistics [Line Items]
Account maintenance fees and default aversion fees earned on FFELP loans	41,000,000	46,000,000
Contingency collection revenue from Guarantor clients	264,000,000	246,000,000
Maximum percentage of loans serviced for ED in contract year	40.00%
Percentage of new loans serviced under ED Servicing Contract	15.00%	26.00%
Revenue from Servicing Contract	84,000,000
Number of contracts under ED Servicing Contract	4,300,000
Number of other collection providers to ED	21
Number of competitive ED collection providers for account allocation	16
Number of small business collection providers to ED issued allocation	5
Total assets	867,000,000	912,000,000
Percentage of general guarantees of FFELP loans	97.00%
Percentage of guarantee on FFELP Loan principal and interest if death, disability or bankruptcy	100.00%
Consumer Lending [Member]
Operating Statistics [Line Items]
Charge-offs as percentage of average loans in repayment	3.40%	3.70%
Private Education Loan Originations	3,300,000,000
Percentage increase of Private Education Loan Originations		22.00%	45.00%
Private Education Loans, net	36,900,000,000	36,300,000,000
Percentage of loans funded with non-recourse long-term securitization debt	52.00%
Total assets	42,940,000,000	42,998,000,000
FFELP Loans [Member]
Operating Statistics [Line Items]
Percentage of loans funded with non-recourse long-term securitization debt	82.00%
Total assets	135,664,000,000	148,612,000,000
FFELP Loans	125,612,000,000	138,130,000,000
FFELP loan portfolio amortization period	20 years
Other Segment [Member]
Operating Statistics [Line Items]
Total assets	$ 1,800,000,000	$ 823,000,000